NET INCOME PER SHARE - Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic and diluted income per share	$ 3,475	¥ 22,440	¥ 4,807	$ 1,254	¥ 8,111	¥ 10,846
Denominator:
Denominator for basic and diluted income per share weighted average ordinary shares outstanding	46,648,495	46,648,495	43,583,418	46,642,280	46,642,280	43,577,168
Basic and diluted income per share | (per share)	$ 0.07	¥ 0.48	¥ 0.11	$ 0.03	¥ 0.17	¥ 0.25